Leases Payable and Related Obligations (Tables)	12 Months Ended
Jun. 30, 2026
Leases Payable and Related Obligations [Abstract]
Schedule of Leases Payable and Related Obligations
	Operating leases - IFRS 16	Sugarcane field restoration	Total
At June 30, 2024	286,605	75,455	362,060
New contracts	28,109	-	28,109
Business combination (Note 2.3)	44,565	-	44,565
Remeasurement	35,800	-	35,800
Payment	(78,762)	-	(78,762)
Write-offs	(1,980)	-	(1,980)
Interest	49,742	(2,210)	47,532
Update	(11,444)	-	(11,444)
Exchange variation	(96)	-	(96)
At June 30, 2025	352,539	73,245	425,784
New contracts	23,837	-	23,837
Remeasurement	(14,786)	-	(14,786)
Payment	(88,418)	-	(88,418)
Write-offs	(529)	-	(529)
Interest	59,888	(295)	59,593
Update	2,540	-	2,540
Exchange variation	(456)	-	(456)
At June 30, 2026	334,615	72,950	407,565
Current	83,613	-	83,613
Non-current	251,002	72,950	323,952

Schedule of Subsidiaries

On June 30, 2026, the Company and its subsidiaries had the following leases from third parties and of buildings:

Description	Location	Currency	Lease liabilities
Avarandado Farm (Partnership II)	Ribeiro Gonçalves - PI	R$	55,051
ETH Farm (Partnership III)	Alto Taquari - MT	R$	7,277
Agro-Serra Farm (Partnership IV)	São Raimundo de Mangabeira - MA	R$	72,950
Xingu Farm (Partnership V)	Xingu Region - MT	R$	42,314
Regalito Farm (Partnership V)	Xingu Region - MT	R$	39,188
Serra Grande II Farm (Partnership VII)	Baixa Grande do Ribeiro - PI	R$	26,198
Unagro Farm (Partnership VII)	Santa Cruz - Bolivia	R$	7,397
São Domingos Farm (Partnership IX)	Comodoro - MT	R$	47,925
Alto da Serra Farm (Partnership X)	Brotas - SP	R$	32,992
Zanoni Farm (Partnership X)	Novo São Joaquim - MT	R$	53,520
Vehicle leases	n/a	R$	4,104
Services with identified assets	n/a	R$	13,018
Land - Other	n/a	R$	5,103
Lease of vehicles and office in Paraguay	Assunção - Paraguay	R$	528
		R$	407,565

Schedule of Settlement for Leases	The settlement schedule for leases is shown below:
1 year	83,613
2 years	55,902
3 years	43,310
4 years	34,861
5 years	30,420
Above 5 years	159,459
407,565